Note 13 - Retirement and Pension Plans - Change in Benefit Obligation and Plan Assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Benefit obligation at beginning of year	¥ 6,777,223	¥ 6,388,110
Service cost	769,172	737,290	¥ 648,944
Interest cost	59,946	43,988	67,525
Actuarial gain	(14,234)	(263,016)
Benefit paid	(146,715)	(129,149)
Benefit obligation at end of year	7,445,392	6,777,223	6,388,110
Fair value of plan assets at beginning of year	3,635,159	3,193,899
Actual return on plan assets	135,893	106,310
Employer contribution	432,459	404,795
Benefits paid	(74,744)	(69,845)
Fair value of plan assets at end of year	4,128,767	3,635,159	¥ 3,193,899
Funded status at end of year	¥ (3,316,625)	¥ (3,142,064)